Fair value measurements (Tables) - EBP 006 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
Schedule of Plan's Investments with a Reported NAV

The following tables set forth a summary of the Plan’s investments with a reported NAV at December 31, 2025 and 2024:

	Fair Value Estimated Using Net Asset Value per Share December 31, 2025
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
JPMorgan Chase Bank Large Cap Growth Fund; CF-A Class	$18,832,286	None	Immediate	None	None
MFS Mid Cap Growth Fund	$2,896,156	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$9,148,975	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust I	$4,090,672	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust I	$14,975,882	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust I	$21,231,233	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust I	$27,332,397	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust I	$17,395,511	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust I	$19,515,663	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust I	$18,583,833	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust I	$16,875,597	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust I	$12,082,072	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust I	$5,209,020	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust I	$683,005	None	Immediate	None	None
Vanguard Target Retirement Income Trust I	$2,675,257	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust I	$8,639	None	Immediate	None	None

	Fair Value Estimated Using Net Asset Value per Share December 31, 2024
Investment	Fair Value	Unfunded Commitment	Redemption Frequency	Other Redemption Restrictions	Redemption Notice Period
MFS Mid Cap Growth Fund	$3,545,774	None	Immediate	None	None
Vanguard Retirement Savings Trust III	$13,287,096	None	Immediate	None	None
Vanguard Target Retirement 2020 Trust II	$5,029,796	None	Immediate	None	None
Vanguard Target Retirement 2025 Trust II	$15,114,540	None	Immediate	None	None
Vanguard Target Retirement 2030 Trust II	$20,306,275	None	Immediate	None	None
Vanguard Target Retirement 2035 Trust II	$22,779,895	None	Immediate	None	None
Vanguard Target Retirement 2040 Trust II	$14,758,776	None	Immediate	None	None
Vanguard Target Retirement 2045 Trust II	$15,434,292	None	Immediate	None	None
Vanguard Target Retirement 2050 Trust II	$15,581,287	None	Immediate	None	None
Vanguard Target Retirement 2055 Trust II	$12,825,826	None	Immediate	None	None
Vanguard Target Retirement 2060 Trust II	$9,816,418	None	Immediate	None	None
Vanguard Target Retirement 2065 Trust II	$3,596,452	None	Immediate	None	None
Vanguard Target Retirement 2070 Trust II	$236,357	None	Immediate	None	None
Vanguard Target Retirement Income Trust II	$2,593,660	None	Immediate	None	None
Vanguard Target Retirement Income And Growth Trust II	$1,241	None	Immediate	None	None

Schedule of Plan's assets at Fair Value

The following tables set forth by level, within the fair value hierarchy, the Plan’s assets at fair value as of December 31, 2025 and 2024. The following tables do not include the Plan’s interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans because that information is presented in a separate disclosure (see Note 8).

2025	Level 1	Level 2	Level 3	Total
Mutual funds	$39,638,230	$-	$-	$39,638,230
Money market fund	1,906,441	-	-	1,906,441
Total assets in the fair value hierarchy	41,544,671	-	-	41,544,671
Investments measured at net asset value(a)	-	-	-	191,536,198
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$41,544,671	$-	$-	$233,080,869

2024	Level 1	Level 2	Level 3	Total
Mutual funds	$55,025,345	$-	$-	$55,025,345
Money market fund	1,528,670	-	-	1,528,670
Total assets in the fair value hierarchy	56,554,015	-	-	56,554,015
Investments measured at net asset value(a)	-	-	-	154,907,685
Total assets excluding Plan's interest in the Church & Dwight Co., Inc. Master Trust for Salaried and Hourly 401(k) Plans	$56,554,015	$-	$-	$211,461,700

(a)
In accordance with FASB ASC 820, certain investments that were measured at NAV per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.